Subsequent events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 10 – Subsequent events

On July 13, 2022, we issued 2,777,778 shares of common stock for the partial conversion of $35,000 for convertible note dated January 12, 2022.

On July 15, 2022, we issued 1,701,389 shares of common stock for the complete conversion of $21,438 for convertible note dated January 12, 2022.

On July 25, 2022, we issued 4,095,000 shares of common stock for the complete conversion of $51,188 for convertible note dated January 21, 2022.

On August 4, 2022, we issued 5,000,000 shares of common stock, valued at .02 per share, for consulting services.

On August 4, 2022, the Board of Directors designated “Series A Preferred Stock” and caused to be filed a Certificate of Designation pursuant to NRS 78.1955 with the State of Nevada, and upon approval the Board has issued One (1) share of Series A Preferred Stock to Thomas E. Ichim, and One (1) share of Series A Preferred Stock to Timothy G. Dixon. The Holder of the Series A Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Corporation’s Common Stock, and on all such matters, the share of Series A Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of Common Stock and all other securities of the Corporation are entitled to, as of any such date of determination, on a fully diluted basis, plus One Million (1,000,000) votes, it being the intention that the Holder(s) of the Series A Preferred Stock shall have effective voting control of the Corporation, on a fully diluted basis. The Holder(s) of the Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.

On August 9, 2022, we issued 2 shares of preferred shares, valued at 0.001 per share.

In accordance with ASC 855, the Company has analyzed its operations subsequent to August 18, 2022 through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.

Note 14 – Subsequent events

On January 4, 2022, we issued 1,034,482 shares of common stock for $30,000 of accrued salaries.

On January 14, 2022,we issued 4,158,759 shares of common stock for the complete conversion of $56,975 for convertible note dated July 12. 2021.

On February, 2022, we issued 4,778,689 shares of common stock for the complete conversion of $58,300 for convertible note dated August 2, 2021.

On February 14, 2022, we issued 24,500,000 shares of common stock, valued at $0.01 per share, for an investment in the Company’s Private Placement.

On February 24, 2022, we issued 10,000,000 shares of common stock, valued at $0.01 per share, for an investment in the Company’s Private Placement.

On February 24, 2022, we issued 149,402,390 for the complete conversion of $15,000,000 for convertible note dated February 9, 2021.

In accordance with ASC 855, the Company has analyzed its operations subsequent to December 31, 2021 through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.